INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2015
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	December 31,
	2015	2014
	$	$

Raw materials, parts and supplies	928	759
Finished products	2,674	855

	3,602	1,614